Deferred income tax	12 Months Ended
Dec. 31, 2023
Deferred income tax
Deferred income tax

23Deferred income tax

	2022	2023
	RMB’000	RMB’000
The deferred tax assets comprise attributable to:
- Tax losses	60,002	76,572
- Other temporary differences	1,161	366
	61,163	76,938
The deferred tax liabilities comprise temporary differences attributable to:
- Others	—	(9)
	—	(9)

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current income tax assets against current income tax liabilities and when the deferred income taxes relate to the same fiscal authority. The balances shown in the consolidated balance sheets are as follows:

	2022	2023
	RMB’000	RMB’000
Deferred income tax assets:
- Deferred income tax assets to be recovered after more than 12 months	61,163	76,938
	61,163	76,938
Deferred income tax liabilities:
- Deferred income tax liabilities to be settled after more than 12 months	—	(9)

23Deferred income tax (Continued)

The movement in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same taxation jurisdiction is as follows:

The gross movement on deferred income tax accounts is as follows:

	2022	2023
	RMB’000	RMB’000
At 1 January	45,480	61,163
Disposal of subsidiaries (Note 30)	(5,292)	(6)
Credited to consolidated statement of comprehensive income	21,375	16,136
Translation adjustment	(400)	(364)
At 31 December	61,163	76,929

Deferred income tax assets

	Tax losses	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2022	43,323	2,442	45,765
Disposal of a subsidiary (Note 30)	(5,292)	—	(5,292)
Credited to consolidated statement of comprehensive income	22,371	(1,281)	21,090
	(400)	—	(400)
At 31 December 2022 and 1 January 2023	60,002	1,161	61,163
Disposal of subsidiaries (Note 30)	(6)	—	(6)
Credited to consolidated statement of comprehensive income	16,941	(796)	16,145
Translation adjustment	(364)	—	(364)
At 31 December 2023	76,572	366	76,938

Deferred income tax liabilities

	Medical licenses
	and tradenames	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2022	285	—	285
Credited to consolidated statement of comprehensive income	(285)	—	(285)
At 31 December 2022 and 1 January 2023	—	—	—
Credited to consolidated statement of comprehensive income	(9)	—	(9)
At 31 December 2023	(9)	—	(9)

Deferred income tax assets are recognised for tax loss carry-forwards to the extent that the realisation of the related tax benefit through future taxable profits is probable. The Group has unrecognised tax losses as at 31 December 2023 of RMB78,783,000 (2022: RMB103,988,000) which can be carried forward against future taxable income and their expiry dates are as follows:

	2022	2023
	RMB’000	RMB’000
Tax loss expiring within 5 years	103,988	78,783